Significant Accounting Policies and Basis of Presentation (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 08, 2024	Oct. 20, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies and Basis of Presentation [Line Items]
Accumulated deficit			$ (24,849,319)		$ (21,215,257)	$ (6,243,448)
Net income loss			(3,421,792)	$ (1,538,949)	(14,792,886)	(4,911,926)
Allowance for current credit losses			$ 123,513		123,513	0
Reverse stock split	100-for-1		On May 8, 2024, the Company effected a 100-for-1 reverse stock split (“Reverse Split”) of the Company’s authorized and outstanding shares of Class A common stock
Net loss sustained			$ (3,636,312)	$ (1,538,949)	(15,064,131)	(4,911,926)
Federal deposit insurance corporation					250,000
Excess amount					$ 114,080	43,094
Useful life					2 years
Advertising expenses					$ 107,766	$ 28,469
Convertible Notes Payable [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Beneficial conversion feature					$ 1,569,395
Trademarks [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Useful life			5 years		5 years
Class A Common Stock [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Voting rights		25 votes
Voting rights		25 votes	one (1) vote for each share		one (1) vote for each share
Class B Common Stock [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Voting rights		1
Voting rights		1	twenty-five (25) votes for each share		twenty-five (25) votes for each share